Shareholder Report, Holdings (Details) - C000005458	Dec. 31, 2024
Marvell Technology
Holdings [Line Items]
Percent of Net Asset Value	1.30%
AppLovin
Holdings [Line Items]
Percent of Net Asset Value	1.00%
CRH
Holdings [Line Items]
Percent of Net Asset Value	0.80%
DoorDash
Holdings [Line Items]
Percent of Net Asset Value	0.80%
MicroStrategy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Trade Desk
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Coinbase Global
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Snowflake
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Block
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Datadog
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.40%